Note 1 - Basis of Presentation and General Information - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Cash and cash equivalents	$ 98,563	$ 113,714	$ 124,392
Restricted cash – current portion	147,292	5,600	5,199
Restricted cash – non-current portion	38,043	$ 47,177	30,256
Total cash, cash equivalents and restricted cash	$ 283,898		$ 159,847